Goodwill - Summary of Goodwill (Details) - Goodwill - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Changes in goodwill [abstract]
Beginning balance	£ 145,916	£ 126,142
Acquired through business combinations (Restated)	102,451	12,780
Effect of foreign exchange translations	(7,549)	6,994
Ending balance	£ 240,818	£ 145,916